Short-Term Borrowings (Details) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Home Loan Bank Borrowings [Member]	Jun. 30, 2012 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Mortgage Secured [Member]	Dec. 31, 2012 Federal Home Loan Bank Housing Program [Member]	Dec. 31, 2012 Minimum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Maximum [Member] Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 20,170,000		$ 65,950,000	$ 20,000,000	$ 67,910,000
Number of Secured loans				2
Variable rate basis				three month LIBOR
Interest rate (in hundredths)	6.75%					3.20%	0.00%	3.84%	4.34%
Period for contractual payments due on short term borrowings	8 months
Average interest rate (in hundredths)	3.97%
Payments of Short-term Debt	103,000					16,000	50,000
Amortization period	20 years
Number of monthly payments made	35
Short term debt restructured				47,500,000
Decrease in weighted average borrowing rate (in hundredths)				1.00%
Interest Expense reduced annually due to restructuring				480,000,000
Maturity date extended due to restructuring	2 years 6 months
Federal home loan bank advances, short-term	37,500,000
Average outstanding amount		$ 61,810,000